Simplify Volt Fintech Disruption ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 88 .5%
Communications – 24 .1%
Alphabet, Inc. , Class C * ........................................................ 11 $ 30,723
Amazon.com, Inc. * ............................................................ 10 32,600
Fiverr International Ltd. * ........................................................ 190 14,453
MercadoLibre, Inc. * ............................................................ 52 61,853
Meta Platforms, Inc. , Class A * ................................................... 138 30,686
Pinterest, Inc. , Class A * ......................................................... 581 14,298
Robinhood Markets, Inc. , Class A * ................................................ 3,136 42,367
Sea Ltd. , ADR * ............................................................... 468 56,062
Shopify, Inc. , Class A * .......................................................... 134 90,579
373,621
Consumer, Cyclical – 4 .4%
Tesla, Inc. * ................................................................... 64 68,966
Consumer, Non-cyclical – 33 .4%
Adyen NV , ADR * .............................................................. 1,969 38,927
Block, Inc. * (a) ................................................................ 1,094 148,346
Marathon Digital Holdings, Inc. * .................................................. 2,231 62,357
PayPal Holdings, Inc. * .......................................................... 371 42,906
Shift4 Payments, Inc. , Class A * .................................................. 2,866 177,491
Toast, Inc. , Class A * ........................................................... 2,175 47,263
517,290
Financial – 21 .1%
Coinbase Global, Inc. , Class A * .................................................. 75 14,239
Lemonade, Inc. * .............................................................. 383 10,100
LendingClub Corp. * ............................................................ 357 5,633
NerdWallet, Inc. , Class A * ....................................................... 1,394 16,714
Sofi Technologies, Inc. * ......................................................... 5,971 56,426
Upstart Holdings, Inc. * (a) ....................................................... 2,050 223,635
326,747
Technology – 5 .5%
Apple, Inc. ................................................................... 188 32,827
Intuit, Inc. .................................................................... 34 16,348
Lightspeed Commerce, Inc. * ..................................................... 1,189 36,229
85,404
Total Common Stocks (Cost $ 1,972,461 ) ......................................................... 1,372,028
Number of
Contracts Notional Amount
Purchased Options – 10 .3%
Calls – Exchange-Traded – 8 .6%
Block, Inc. , January Strike Price $ 240 , Expires 1/19/24 .................. 13 $ 312,000 17,908
Block, Inc. , January Strike Price $ 380 , Expires 1/19/24 .................. 17 646,000 7,268
Lemonade, Inc. , January Strike Price $ 70 , Expires 1/19/24 ............... 116 812,000 51,040
Lemonade, Inc. , January Strike Price $ 115 , Expires 1/19/24 .............. 23 264,500 4,715
Upstart Holdings, Inc. , July Strike Price $ 155 , Expires 7/15/22 ............ 8 124,000 8,840
Upstart Holdings, Inc. , January Strike Price $ 220 , Expires 1/20/23 ......... 29 638,000 44,152
133,923

Simplify Volt Fintech Disruption ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 10.3% (continued)
Puts – Exchange-Traded – 1 .7%
Invesco QQQ Trust , April Strike Price $ 334 , Expires 4/08/22 ............. 49 $ 1,636,600 $ 1,813
Invesco QQQ Trust , April Strike Price $ 320 , Expires 4/14/22 ............. 37 1,184,000 1,628
Invesco QQQ Trust , May Strike Price $ 245 , Expires 5/20/22 .............. 20 490,000 610
Invesco QQQ Trust , May Strike Price $ 275 , Expires 5/20/22 .............. 30 825,000 2,235
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 223 2,230,000 558
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 67 1,139,000 7,336
Invesco QQQ Trust , January Strike Price $ 200 , Expires 1/20/23 .......... 34 680,000 8,024
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 2 1,400,000 4,540
26,744
Total Purchased Options (Cost $ 276,633 ) .......................................................... 160,667
Shares
Money Market Funds – 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.15%(b)
(Cost $ 21,024 ) .............................................................. 21,024 21,024
Total Investments – 100.2%
(Cost $ 2,270,118 ) ........................................................................... $ 1,553,719
Liabilities in Excess of Other Assets – ( 0 .2 ) % ....................................................... (3,363)
Net Assets – 100.0% .......................................................................... $ 1,550,356
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust , April Strike Price $ 331 , Expires 4/08/22 ............. (49) $ (1,621,900) $ (1,495)
Invesco QQQ Trust , April Strike Price $ 300 , Expires 4/14/22 ............. (37) (1,110,000) (666)
(2,161)
Total Written Options (Premiums Received $ 20,066 ) .................................................. $ (2,161)
* Non Income Producing
(a) Securities with an aggregate market value of $262,006 have been pledged as collateral for options as of March 31, 2022.
(b) Rate shown reflects the 7-day yield as of March 31, 2022.
ADR : American Depositary Receipt

Simplify Volt Fintech Disruption ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
3
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 88 .5%
Purchased Options ............................................................................... 10 .3%
Money Market Funds ............................................................................. 1 .4%
Total Investments ................................................................................ 100 .2%
Liabilities in Excess of Other Assets .................................................................. ( 0 .2 ) %
Net Assets ..................................................................................... 100 .0%